FORM N-SAR

ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	/ / (a)

or fiscal year ending:	December 31, 2014(b)

Is this a transition report? (Y/N)           N

Is this an amendment to a previous filing? (Y/N)          Y

Those items or sub-items with a box “[ ]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	Separate Account VA-8

	B.	File Number:	811-09859

	C.	Telephone Number:	319-355-8330

2.	A.	Street: 4333 Edgewood Road N.E.

	B.	City: Cedar Rapids	C. State: IA	D. Zip Code: 52499	Zip Ext: 0001

	E.	Foreign Country:		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)	N

4.	Is this the last filing on this form by Registrant? (Y/N)	N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)	N
[If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)	Y
[If answer if “Y” (Yes), complete only items 111 through 132.]

7.	A.	Is Registrant a series or multiple portfolio company? (Y/N)
[If answer is “N” (No), go to item 8.]

B.	How many separate series or portfolios did Registrant have at the end of the period?

01

If filing more than one

Page 48, “X” box: [ ]

For period ending   December 31, 2014

File number 811-      08835

113.	A.	[ ]	Trustee Name:

	B.	[ ]	City:	State:	Zip Code:	Zip Ext.:

		[ ]	Foreign Country:		Foreign Postal Code:

113.	A.	[ ]	Trustee Name:

	B.	[ ]	City:	State:	Zip Code:	Zip Ext.:

		[ ]	Foreign Country:		Foreign Postal Code:

114.	A.	[ ]	Principal Underwriter Name:

	B.	[ ]	File Number 8-

	C.	[ ]	City:	State:	Zip Code:	Zip Ext.:

		[ ]	Foreign Country:		Foreign Postal Code:

114.	A.	[ ]	Principal Underwriter Name:

	B.	[ ]	File Number 8-

	C.	[ ]	City:	State:	Zip Code:	Zip Ext.:

		[ ]	Foreign Country:		Foreign Postal Code:

115.	A.	[ ]	Independent Public Accountant Name: PricewaterhouseCoopers LLP

	B.	[ ]	City: Chicago	State: IL	Zip Code: 60606	Zip Ext.:

		[ ]	Foreign Country:		Foreign Postal Code:

115.	A.	[ ]	Independent Public Accountant Name:

	B.	[ ]	City:	State:	Zip Code:	Zip Ext.:

		[ ]	Foreign Country:		Foreign Postal Code:

If filing more than one

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For period ending   December 31, 2014

File number 811-    09859

123.	[ ]	State the total value of the additional units considered in answering item 122 ($000’s) omitted.$ 7,493

124.	[ ]	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they

were placed in the subsequent series) ($000’s omitted)	$0

125.	[ ]	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of

all series of Registrant ($000’s omitted)	$0

126.	[ ]	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on

units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$0

127.	[ ]	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series

during the current period (excluding distributions of realized gains, if any):	$

		Number of Series Investing	Total Assets ($000’s omitted)	Total Income Distributions ($000’s omitted)

A.	U.S. Treasury direct issue		$	$

B.	U.S. Government agency		$	$

C.	State and municipal tax-free		$	$

D.	Public utility debt		$	$

E.	Brokers or dealers debt or debt of brokers’ or dealers’ parent		$	$

F.	All other corporate intermed. & long-term debt		$	$

G.	All other corporate short-term debt		$	$

H.	Equity securities of brokers or dealers or parents of brokers or dealers		$	$

I.	Investment company equity securities	1	$ 30,915	$ 398

J.	All other equity securities		$	$

K.	Other securities		$	$

L.	Total assets of all series of registrant	1	$ 30,915	$ 398

If filing more than one

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For period ending   December 31, 2014

File number 811-  09859

128.	[ ]	Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

Y/N
[If answer is “N” (No), go to item 131.]

129.	[ ]	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

Y/N
[If answer is “N” (No), go to item 131.]

130.	[ ]	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

Y/N
131.	[ ]	Total expenses incurred by all series of Registrant during the current reporting period

($000’s omitted)	$ 639

132.	[ ]	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

FORM N-SAR – SEPARATE ACCOUNT VA-8,

A SEPARATE ACCOUNT OF TRANSAMERICA LIFE INSURANCE COMPANY

FILE NO. 811-09859

This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 9th day of March, 2015.

TRANSAMERICA LIFE INSURANCE COMPANY

/s/ John T. Mallett
John T. Mallett, Vice President

Witness:

Alison Ryan, Vice President